Quarterly Report
September 30, 2022
MFS®  Prudent Investor Fund
FPP-Q1

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 55.2%
Aerospace & Defense – 2.1%
Safran S.A.	4,570	$415,525
Thales S.A.	3,481	383,954
		$799,479
Alcoholic Beverages – 1.3%
Heineken Holding N.V.	7,110	$485,439
Apparel Manufacturers – 0.5%
Adidas AG	1,677	$194,617
Automotive – 1.2%
Knorr-Bremse AG	10,645	$461,525
Business Services – 1.0%
Accenture PLC, “A”	1,433	$368,711
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	1,384	$419,836
Computer Software – 9.9%
Adobe Systems, Inc. (a)	1,455	$400,416
Check Point Software Technologies Ltd. (a)	8,576	960,684
Microsoft Corp.	2,445	569,440
Oracle Corp.	10,875	664,136
Oracle Corp. Japan	8,300	438,163
Sage Group PLC	84,143	647,374
		$3,680,213
Computer Software - Systems – 2.5%
Amadeus IT Group S.A. (a)	8,568	$396,604
Samsung Electronics Co. Ltd.	14,470	531,676
		$928,280
Consumer Products – 2.4%
Kao Corp.	9,600	$389,264
Kose Corp.	5,000	508,979
		$898,243
Consumer Services – 1.2%
Booking Holdings, Inc. (a)	281	$461,742
Electrical Equipment – 1.6%
Legrand S.A.	9,491	$613,203
Electronics – 1.3%
Kyocera Corp.	9,400	$475,157
Food & Beverages – 2.0%
Danone S.A.	4,986	$234,925
Nestle S.A.	4,849	525,048
		$759,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 2.2%
Rayonier, Inc., REIT	14,529	$435,434
Weyerhaeuser Co., REIT	13,686	390,872
		$ 826,306
Insurance – 0.7%
Swiss Re Ltd.	3,592	$263,851
Internet – 5.0%
Alphabet, Inc., “A” (a)	14,800	$1,415,620
Scout24 AG	8,656	438,757
		$ 1,854,377
Leisure & Toys – 1.5%
Nintendo Co. Ltd.	14,000	$566,268
Other Banks & Diversified Financials – 1.3%
S&P Global, Inc.	1,540	$470,239
Printing & Publishing – 2.1%
Wolters Kluwer N.V.	7,874	$766,621
Real Estate – 4.9%
LEG Immobilien SE	19,191	$1,154,068
Vonovia SE, REIT	30,803	670,486
		$ 1,824,554
Special Products & Services – 1.3%
VanEck Gold Miners UCITS ETF (a)	6,408	$167,416
VanEck Junior Gold Miners UCITS ETF (a)	12,867	327,268
		$ 494,684
Specialty Chemicals – 1.3%
Nitto Denko Corp.	8,800	$477,147
Telecommunications - Wireless – 2.0%
KDDI Corp.	25,500	$747,575
Telephone Services – 1.4%
Hellenic Telecommunications Organization S.A.	14,399	$209,559
Infrastrutture Wireless Italiane S.p.A.	37,436	327,309
		$ 536,868
Trucking – 1.2%
Yamato Holdings Co. Ltd.	29,500	$441,610
Utilities - Electric Power – 2.2%
Iberdrola S.A.	87,384	$812,355
Total Common Stocks		$20,628,873
Bonds – 39.9%
Automotive – 0.6%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$245,000	$223,562
Broadcasting – 0.7%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$310,000	$253,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.8%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	$160,000	$132,244
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	262,000	184,265
		$ 316,509
Computer Software – 0.3%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	$150,000	$117,450
Computer Software - Systems – 0.5%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$236,000	$201,091
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$180,000	$165,884
Consumer Services – 1.5%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	$250,000	$193,665
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	80,000	71,400
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	270,000	235,913
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	15,000	11,325
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	45,000	32,456
		$ 544,759
Containers – 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$55,000	$51,226
Electronics – 0.5%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$100,000	$95,407
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	103,000	81,134
		$ 176,541
Financial Institutions – 0.6%
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	$180,294	$135,671
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	108,806	81,877
		$ 217,548
Insurance - Property & Casualty – 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$265,000	$251,330
Medical & Health Technology & Services – 0.5%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	$220,000	$177,413
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027	$225,000	$202,706
Midstream – 0.4%
Peru LNG, 5.375%, 3/22/2030	$200,000	$157,700
Mortgage-Backed – 2.9%
Ginnie Mae, TBA, 5.5%, 11/15/2048	$50,000	$49,805
Ginnie Mae, TBA, 4.5%, 10/20/2052	250,000	239,287
Ginnie Mae, TBA, 5%, 10/20/2052	50,000	48,934
UMBS, TBA, 4.5%, 10/25/2052	50,000	47,629
UMBS, TBA, 5%, 10/25/2052	125,000	121,758
UMBS, TBA, 4%, 11/25/2052	125,000	115,869
UMBS, TBA, 5.5%, 11/25/2052	475,000	471,066
		$ 1,094,348
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$63,000	$56,070

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.8%
SBA Communications Corp., 3.875%, 2/15/2027		$155,000	$137,471
SBA Communications Corp., 3.125%, 2/01/2029		195,000	156,833
			$ 294,304
Transportation - Services – 0.6%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	265,000	$205,194
U.S. Treasury Obligations – 26.7%
U.S. Treasury Notes, 1.625%, 12/15/2022		$760,000	$757,714
U.S. Treasury Notes, 0.5%, 3/15/2023		1,725,000	1,698,923
U.S. Treasury Notes, 1.375%, 6/30/2023		1,725,000	1,690,298
U.S. Treasury Notes, 1.375%, 9/30/2023 (f)		1,730,000	1,681,073
U.S. Treasury Notes, 2.625%, 12/31/2023		1,715,000	1,679,963
U.S. Treasury Notes, 2.25%, 3/31/2024		985,000	955,450
U.S. Treasury Notes, TIPS, 0.5%, 4/15/2024		769,441	747,661
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2027		844,711	778,828
			$ 9,989,910
Utilities - Electric Power – 0.6%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		$145,000	$129,108
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		125,000	99,285
			$ 228,393
Total Bonds			$14,925,911
Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 2.64% (v)		2,087,134	$2,087,342
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 3.1%
Computer Software - Systems – 0.5%
Apple, Inc. – September 2023 @ $145	Put	Goldman Sachs International	$ 1,326,720	96	$196,800
Internet – 0.0%
Tencent Holdings Ltd. – September 2023 @ HKD 495.01	Call	Goldman Sachs International	$ 337,508	97	$4,819
Market Index Securities – 2.6%
Euro Stoxx 50 Index – December 2022 @ EUR 3,500	Put	Goldman Sachs International	$ 325,200	10	$25,972
Russell 2000 Index – December 2022 @ $1,600	Put	Goldman Sachs International	499,415	3	21,237
Russell 2000 Index – December 2022 @ $1,700	Put	Goldman Sachs International	832,358	5	50,000
Russell 2000 Index – December 2022 @ $1,800	Put	Goldman Sachs International	832,358	5	89,800
Russell 2000 Index – March 2023 @ $1,600	Put	Goldman Sachs International	832,358	5	52,800
Russell 2000 Index – March 2023 @ $1,700	Put	Goldman Sachs International	832,358	5	74,800
Russell 2000 Index – June 2023 @ $1,700	Put	Goldman Sachs International	832,358	5	87,800
Russell 2000 Index – December 2023 @ $1,650	Put	Goldman Sachs International	832,358	5	97,900
Russell 2000 Index – June 2024 @ $1,400	Put	Goldman Sachs International	832,358	5	66,550
S&P 500 Index – December 2022 @ $2,900	Put	Goldman Sachs International	1,075,686	3	9,051
S&P 500 Index – December 2022 @ $3,300	Put	Goldman Sachs International	717,124	2	16,452
S&P 500 Index – December 2022 @ $3,400	Put	Goldman Sachs International	1,075,686	3	31,119
S&P 500 Index – March 2023 @ $3,650	Put	Goldman Sachs International	717,124	2	50,330
S&P 500 Index – June 2023 @ $3,600	Put	Goldman Sachs International	1,075,686	3	83,700
S&P 500 Index – June 2023 @ $3,750	Put	Goldman Sachs International	717,124	2	67,260
S&P 500 Index – June 2023 @ $3,850	Put	Goldman Sachs International	717,124	2	82,220

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
S&P 500 Index – December 2023 @ $3,300	Put	Goldman Sachs International	$ 717,124	2	$45,716
					$952,707
Total Purchased Options					$1,154,326

Written Options (see table below) – (0.1)%	$(48,000)

Other Assets, Less Liabilities – (3.7)%	(1,356,072)
Net Assets – 100.0%	$37,392,380
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,087,342 and $36,709,110, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,930,523, representing 7.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
HKD	Hong Kong Dollar
Derivative Contracts at 9/30/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Computer Software - Systems
Apple, Inc.	Put	Goldman Sachs International	96	$1,326,720	$100.00	September – 2023	$(48,000)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	253,309	EUR	250,722	HSBC Bank	10/21/2022	$7,294

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
MSCI EAFE Index	Short	USD	7	$581,210	December – 2022	$66,552
S&P 500 E-Mini Index	Short	USD	5	900,375	December – 2022	105,387
						$171,939
At September 30, 2022, the fund had liquid securities with an aggregate value of $75,794 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,596,446	$1,123,535	$—	$6,719,981
Japan	1,313,843	2,730,320	—	4,044,163
Germany	2,263,311	682,114	—	2,945,425
France	—	1,647,607	—	1,647,607
Netherlands	—	1,252,060	—	1,252,060
Spain	—	1,208,959	—	1,208,959
United Kingdom	—	1,142,058	—	1,142,058
Israel	960,684	—	—	960,684
Switzerland	—	788,899	—	788,899
Other Countries	209,559	863,804	—	1,073,363
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	9,989,910	—	9,989,910
U.S. Corporate Bonds	—	3,261,211	—	3,261,211
Residential Mortgage-Backed Securities	—	1,094,348	—	1,094,348
Foreign Bonds	—	580,442	—	580,442
Mutual Funds	2,087,342	—	—	2,087,342
Total	$12,431,185	$26,365,267	$—	$38,796,452
Other Financial Instruments
Futures Contracts – Assets	$171,939	$—	$—	$171,939
Forward Foreign Currency Exchange Contracts – Assets	—	7,294	—	7,294
Written Options - Liabilities	—	(48,000)	—	(48,000)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,529,336	$4,768,988	$5,211,353	$(157)	$528	$2,087,342
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,641	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	58.4%
Japan	10.8%
Germany	7.2%
France	4.4%
Netherlands	3.9%
Spain	3.2%
United Kingdom	3.1%
Israel	2.6%
Switzerland	2.1%
Other Countries	4.3%

Supplemental Information (unaudited) – continued
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.